Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Charter hire commissions	$ 289	$ 129
Ship-management Fees	394	300
Administration Fees	819	809
Total	$ 1,502	$ 1,238